UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:	Vice-President and CCO
Phone:	(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 November 8, 2010

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$363,753,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      260     3000 SH       SOLE                     3000
Aecom Technology Corp          COM              00766t100     8899   366826 SH       SOLE                   366826
Alcoa                          COM              013817101    11233   927621 SH       SOLE                   927621
Altria Group Inc               COM              02209S103      293    12200 SH       SOLE                    12200
Amgen Inc.                     COM              031162100     5879   106686 SH       SOLE                   106686
Apple Computer                 COM              037833100    12012    42333 SH       SOLE                    42333
Bank of New York Mellon Corp   COM              064058100      217     8300 SH       SOLE                     8300
Berkshire Hathaway Class B     COM              084670702     7509    90819 SH       SOLE                    90819
Blackboard Inc                 COM              091935502      341     9451 SH       SOLE                     9451
Boeing                         COM              097023105      302     4544 SH       SOLE                     4544
Broadcom Corp - Cl A           COM              111320107     7421   209683 SH       SOLE                   209683
Brocade Communications Systems COM              111621306      273    46536 SH       SOLE                    46536
Celgene Corp                   COM              151020104     7414   128685 SH       SOLE                   128685
Cerner Corp                    COM              156782104     6868    81774 SH       SOLE                    81774
Chevron Corp                   COM              166764100     9636   118894 SH       SOLE                   118894
Cisco Systems Inc              COM              17275R102     7495   342245 SH       SOLE                   342245
Citrix Systems Inc             COM              177376100      229     3349 SH       SOLE                     3349
Coca Cola Co.                  COM              191216100      474     8100 SH       SOLE                     8100
ConocoPhillips                 COM              20825C104    10249   178460 SH       SOLE                   178460
Costco Wholesale               COM              22160K105     4188    64946 SH       SOLE                    64946
Danaher Corp                   COM              235851102      292     7200 SH       SOLE                     7200
EMC Corporation                COM              268648102     9918   488347 SH       SOLE                   488347
EQT Corp                       COM              26884L109     6649   184391 SH       SOLE                   184391
Emerson Electric               COM              291011104      442     8400 SH       SOLE                     8400
Energy Select Sector SPDR Fund COM              81369y506      424     7562 SH       SOLE                     7562
Exxon Mobil Corp               COM              30231G102      819    13254 SH       SOLE                    13254
GSI Commerce Inc               COM              36238g102      434    17568 SH       SOLE                    17568
Goldman Sachs                  COM              38141G104    10158    70262 SH       SOLE                    70262
Google Inc                     COM              38259P508     8978    17075 SH       SOLE                    17075
Gorman-Rupp                    COM              383082104      220     8000 SH       SOLE                     8000
I. B. M.                       COM              459200101      325     2424 SH       SOLE                     2424
IShares Russell 1000 Growth    COM              464287614      952    18527 SH       SOLE                    18527
ITT Industries Inc             COM              450911102     8891   189863 SH       SOLE                   189863
JP Morgan Chase & Co           COM              46625H100     8502   223394 SH       SOLE                   223394
Johnson & Johnson              COM              478160104      238     3840 SH       SOLE                     3840
Kimberly Clark Corp.           COM              494368103      202     3103 SH       SOLE                     3103
Lowe's Companies               COM              548661107     6392   286766 SH       SOLE                   286766
MetLife, Inc.                  COM              59156R108     6189   160956 SH       SOLE                   160956
Microsoft                      COM              594918104    10850   443020 SH       SOLE                   443020
National Oilwell Varco Inc     COM              637071101     7477   168131 SH       SOLE                   168131
News Corporation               COM              65248e104      323    24717 SH       SOLE                    24717
Nike Inc Class B               COM              654106103     3706    46240 SH       SOLE                    46240
Oil Service HOLDRS Trust       COM              678002106      351     3100 SH       SOLE                     3100
Orion Energy Systems Inc       COM              686275108      224    70805 SH       SOLE                    70805
Paccar Inc                     COM              693718108      461     9580 SH       SOLE                     9580
PepsiCo Inc.                   COM              713448108     8353   125722 SH       SOLE                   125722
Philip Morris International In COM              718172109      403     7200 SH       SOLE                     7200
Powershares Wilderhill Clean E COM              73935X500      227    23000 SH       SOLE                    23000
Procter & Gamble               COM              742718109     7410   123555 SH       SOLE                   123555
Qualcomm Inc                   COM              747525103    10279   227752 SH       SOLE                   227752
Redwood Trust Inc              COM              758075402      289    20000 SH       SOLE                    20000
S&P 500 Depository Receipt     COM              78462F103     7949    69646 SH       SOLE                    69646
S&P Mid-Cap 400 ETF            COM              78467Y107     1871    12848 SH       SOLE                    12848
S&P Small-Cap 600 iShares Trus COM              464287804     1211    20499 SH       SOLE                    20499
Seahawk Drilling Inc           COM              81201r107      127    15000 SH       SOLE                    15000
Starbucks Corporation          COM              855244109     4784   187229 SH       SOLE                   187229
Target Corp                    COM              87612E106     7559   141441 SH       SOLE                   141441
Technology Select Sector SPDR  COM              81369y803      425    18454 SH       SOLE                    18454
Vanguard Total Stock Mkt ETF   COM              922908769      932    15973 SH       SOLE                    15973
Visa Inc - Cl A                COM              92826c839    10862   146267 SH       SOLE                   146267
WMS Industries Inc             COM              929297109     6269   164660 SH       SOLE                   164660
iShares Russell 2000 Index Fun COM              464287655      507     7513 SH       SOLE                     7513
BP Amoco PLC - Spons ADR       INTL EQ          055622104      365     8860 SH       SOLE                     8860
Baltic Trading Co              INTL EQ          y0553w103      120    10872 SH       SOLE                    10872
Cooper Industries PLC          INTL EQ          g24140108     8539   174505 SH       SOLE                   174505
MSCI Emerging Markets iShares  INTL EQ          464287234      226     5044 SH       SOLE                     5044
MSCI Europe ETF- Vanguard      INTL EQ          922042874      259     5315 SH       SOLE                     5315
Market Vectors Gold Miners ETF INTL EQ          57060u100     8045   143843 SH       SOLE                   143843
Mindray Medical Intl ADR       INTL EQ          602675100     2776    93864 SH       SOLE                    93864
Nestle SA ADR                  INTL EQ          641069406     8979   167559 SH       SOLE                   167559
Novartis AG - ADR              INTL EQ          66987V109      216     3745 SH       SOLE                     3745
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     5106   148696 SH       SOLE                   148696
SPDR S&P International Small C INTL EQ          78463x871      247     8844 SH       SOLE                     8844
Schlumberger Ltd.              INTL EQ          806857108     7609   123499 SH       SOLE                   123499
Select Emerging Markets ETF- V INTL EQ          922042858    13772   302949 SH       SOLE                   302949
Telefonica SA - Spons ADR      INTL EQ          879382208      297     4000 SH       SOLE                     4000
Teva Pharmaceutical            INTL EQ          881624209     9309   176477 SH       SOLE                   176477
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     3683    81133 SH       SOLE                    81133
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     3640   146712 SH       SOLE                   146712
iShares China 25 Index Fund    INTL EQ          464287184      397     9275 SH       SOLE                     9275
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      244     5505 SH       SOLE                     5505
iShares MSCI Singapore         INTL EQ          464286673      174    13175 SH       SOLE                    13175
iShares S&P Global Utilities E INTL EQ          464288711      202     4474 SH       SOLE                     4474
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      323     5884 SH       SOLE                     5884
ishares MSCI Brazil            INTL EQ          464286400     7314    95057 SH       SOLE                    95057
Nuveen Floating Rate Income Fu Bond Txbl ETF    67072T108      242 21788.000SH       SOLE                21788.000
iShares Barclays 1-3 Yr Credit Bond Txbl ETF    464288646     9491 90352.000SH       SOLE                90352.000
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      530 6280.000 SH       SOLE                 6280.000
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      271 2294.000 SH       SOLE                 2294.000
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      967 8902.000 SH       SOLE                 8902.000
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1088 9835.000 SH       SOLE                 9835.000
iShares Barclays Intermed Cred Bond Txbl ETF    464288638     1949 17979.000SH       SOLE                17979.000
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242     1303 11522.000SH       SOLE                11522.000
PowerShares DB Agriculture Fun ETF              73936B408      288    10481 SH       SOLE                    10481
SPDR Gold Trust                ETF              78463V107      755     5902 SH       SOLE                     5902
SPDR S&P Dividend ETF          ETF              78464a763      668    13307 SH       SOLE                    13307
iShares S&P Preferred Stock In ETF              464288687      293     7375 SH       SOLE                     7375